1290 Avenue of the Americas

New York, NY 10104

Julie Collett

Senior Director and Counsel

(212) 314-3017

Fax: (212) 314-3959

LAW DEPARTMENT

September 27, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Separate Account FP of AXA Equitable Life Insurance Co.

Pre-Effective Amendment No. 3 to the Registration Statement on Form N-6

File Nos. 333-232418 and 811-04335

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith Pre-Effective Amendment No. 3 to AXA Equitable’s Form N-6 Registration Statement under the Securities Act of 1933 and Amendment No. 165 to the Registration Statement on the same Form N-6 under the Investment Company Act of 1940 with respect to Separate Account FP of AXA Equitable.

On June 28, 2019, we filed an initial Registration Statement on Form N-6 describing the new COIL Institutional SeriesSM policy. On July 1, 2019, we filed Pre-Effective Amendment No. 1 on Form N-6 to include the MSO bridging supplement. On August 16, 2019, we received written comments on this filing from Ms. Elisabeth Bentzinger of the Securities and Exchange Commission staff. On August 30, 2019, we filed a correspondence filing in order to address those comments. On September 18, 2019, additional comments were provided by Ms. Bentzinger and a correspondence filing in response to the additional comments was made on September 20, 2019.

On September 24, 2019, we were informed that Ms. Bentzinger of the Securities and Exchange Commission’s staff had no further substantive comments. On September 26, 2019 we filed Pre-Effective Amendment No. 2. The purpose of this Pre-Effective Amendment No. 3 is to include financial statements due to an Edgar glitch.

Request for Acceleration of the Effectiveness of the Registration Statement

On behalf of the Registrant and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, we hereby request acceleration of the effectiveness of the Registration Statement, pursuant to Rule 461 under the 1933 Act, so that the Registration Statement will be declared effective on September 27, 2019, or as soon thereafter as practicable. In this connection, the Registrant and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, have authorized me to represent on their behalf that they are aware of their obligations under the 1933 Act. Please contact the undersigned at (212) 314-3017 if you have any questions.

Very truly yours,

/s/ Julie Collett
Julie Collett

cc:	Elisabeth Bentzinger, Esq.